Taxes - Schedule of Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 15,354	$ 79,062
Addition (reduction)	210,086	(63,083)
Foreign currency translation adjustments	53	(625)
Ending balance	$ 225,493	$ 15,354